Research and Development Incentive Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables from contracts with customers [abstract]
Non-current research and development incentives receivable	€ 22,081	€ 17,642	€ 14,517
Current research and development incentives receivable	2,449	1,879	1,238
Total	€ 24,530	€ 19,521	€ 15,755